Business Combination - Obligation from acquisition (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of detailed information about business combination [line items]
Obligations due to investment acquisition	R$ 109,175
Obligations due to investment acquisition, current	95,413
Obligations due to investment acquisition, non-current	13,762
Later than one year and not later than two years [member]
Disclosure of detailed information about business combination [line items]
Obligations due to investment acquisition	95,413
Later than two years and not later than three years [member]
Disclosure of detailed information about business combination [line items]
Obligations due to investment acquisition	10,762
Later than three years and not later than four years [member]
Disclosure of detailed information about business combination [line items]
Obligations due to investment acquisition	R$ 3,000